Expense Example - FidelityMagellanK6Fund-PRO - FidelityMagellanK6Fund-PRO - Fidelity Magellan K6 Fund - Fidelity Magellan K6 Fund	May 28, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567